RELATED PARTY TRANSACTIONS (Summary of Balances with Related Party) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Customer deposits – related parties	$ 4,800,384	$ 0
Due to shareholder	1,695,259	351,499
Dr. Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	1,695,259	351,499
Shanghai Pujiang [Member]
Related Party Transaction [Line Items]
Customer deposits – related parties	2,604,604	0
Zhejiang Pujiang [Member]
Related Party Transaction [Line Items]
Customer deposits – related parties	$ 2,195,780	$ 0